SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule Of Inventories, Net
Inventories, consisting of purchased materials, direct labor and manufacturing overhead, are stated at the lower of cost, the value determined by the first-in, first-out method, or market. Inventories consisted of the following:

	December 31,
	2013	2012
	(In thousands)
Finished goods	$123,786	$102,401
Work in process	47,403	40,067
Raw materials	35,730	29,338
Total inventories, net	$206,919	$171,806

Schedule Of Property, Plant And Equipment Balances And Corresponding Lives
Property, plant and equipment balances and corresponding lives were as follows:

	December 31,
	2013	2012	Useful Lives
	(In thousands)
Land	$3,022	$2,768
Buildings and building improvements	15,377	7,908	5-40 years
Leasehold improvements	42,900	46,240	1-20 years
Machinery and production equipment	86,192	85,721	3-20 years
Surgical instrument kits	30,352	26,231	4-5 years
Information systems and hardware	51,171	42,145	1-7 years
Furniture, fixtures, and office equipment	16,363	15,692	1-15 years
Construction-in-progress	112,130	90,243
Total	357,507	316,948
Less: Accumulated depreciation	(157,197)	(139,050)
Property, plant and equipment, net	$200,310	$177,898

Schedule Of Changes In Carrying Amount Of Goodwill
Changes in the carrying amount of goodwill in 2013 and 2012 were as follows:

	U.S. Neurosurgery	U.S. Instruments	U.S. Extremities	U.S. Spine and Other	International	Total
	(In thousands)
Goodwill, gross	$94,312	$57,514	$60,353	$56,219	$25,669	$294,067
Accumulated impairment losses	—	—	—	—	—	—
Goodwill at December 31, 2012	$94,312	$57,514	$60,353	$56,219	$25,669	$294,067
Tarsus Medical, Inc. acquisition	—	—	180	—	—	180
Goodwill impairment charge	—	—	—	(46,738)	—	(46,738)
Foreign currency translation	853	519	546	106	231	2,255
Balance, December 31, 2013	$95,165	$58,033	$61,079	$9,587	$25,900	$249,764

Components Of Company's Identifiable Intangible Assets
The components of the Company's identifiable intangible assets were as follows:

	December 31, 2013				December 31, 2012
	Weighted Average Life	Cost	Accumulated Amortization	Net	Weighted Average Life	Cost	Accumulated Amortization	Net
	(Dollars in Thousands)
Completed technology	12 years	$81,238	$(45,343)	$35,895	12 years	$75,692	$(38,402)	$37,290
Customer relationships	12 years	146,627	(79,624)	67,003	12 years	147,690	(70,005)	77,685
Trademarks/brand names	31 years	33,703	(15,648)	18,055	31 years	33,807	(15,034)	18,773
Trademarks/brand names	Indefinite	48,484	—	48,484	Indefinite	48,484	—	48,484
Supplier relationships	27 years	34,721	(9,305)	25,416	27 years	34,721	(7,817)	26,904
All other (1)	5 years	4,251	(1,941)	2,310	4 years	4,519	(1,388)	3,131
		$349,024	$(151,861)	$197,163		$344,913	$(132,646)	$212,267

(1)	At December 31, 2013 and 2012, all other included IPR&D of $1.4 million and $1.7 million, respectively, which was indefinite-lived.

Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
The medical device excise tax applies to sales beginning January 1, 2013; therefore, only 2013 financial results were affected by this change. Accordingly, the 2013 results included herein have been revised to reflect the retrospective application of the change in accounting principle had the new method been in effect that year, as follows:

Consolidated Statements of Operations:

	Year ended December 31, 2013
	Originally		As
	Reported	Adjustments	Adjusted
	(In thousands, except per share amounts)
Cost of goods sold	$334,085	$(7,040)	$327,045
Selling, general and administrative	394,250	13,552	407,802
Income tax expense (benefit)	(7,813)	(2,422)	(10,235)
Net income (loss)	(16,977)	(4,090)	(21,067)
Basic net income (loss) per common share	$(0.60)		$(0.74)
Diluted net income (loss) per common share	(0.60)		(0.74)

Consolidated Statements of Comprehensive Income:

	Year ended December 31, 2013
	Originally		As
	Reported	Adjustments	Adjusted
	(In thousands, except per share amounts)
Net income (loss)	$(16,977)	$(4,090)	$(21,067)
Comprehensive income (loss)	(11,253)	(4,090)	(15,343)

Consolidated Balance Sheets:

	December 31, 2013
	Originally		As
	Reported	Adjustments	Adjusted
	(In thousands)
Inventories	$213,431	$(6,512)	$206,919
Deferred tax assets - current	46,300	2,316	48,616
Prepaid expenses and other current assets	26,752	106	26,858
Retained earnings	285,046	(4,090)	280,956

Consolidated Statements of Cash Flows:

	Year ended December 31, 2013
	Originally		As
	Reported	Adjustments	Adjusted
	(In thousands)
Net income (loss)	$(16,977)	$(4,090)	$(21,067)
Deferred income tax provision (benefit)	(10,829)	(2,316)	(13,145)
Inventories	(42,017)	6,512	(35,505)
Prepaid and other current assets	4,929	(106)	4,823